PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 3 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2023	December 31, 2022
Manufacturing equipment	$2,698,127	$2,516,859
Computers and software	1,329,357	1,608,075
Furniture	—	27,587
Leasehold Improvements	751,000	441,956
	4,778,484	4,594,477
Less: accumulated depreciation	(1,783,715)	(2,190,075)
Total Property and equipment, net	$2,994,769	$2,404,402

Depreciation expense for the three months ended March 31, 2023 and 2022 was $166,814 and $83,404 respectively.

The Company disposed property and equipment assets of $690,624 which had an accumulated depreciation of $573,174 during the three months ended March 31, 2023. The resulting $117,449 loss on disposal is reflected in the Condensed Consolidated Statement of Operations as other expense.

NOTE 4 — PROPERTY AND EQUIPMENT

On January 1, 2022 the Company adopted ASC 842 for Leases. Adoption of the new standards resulted in a reclassification of $2,349,591 of assets reported as property, plant and equipment prior to adoption, to right of use assets.

Property and equipment consisted of the following as of December 31:

	2022	2021
Manufacturing equipment	$2,516,859	$4,420,281
Computers and software	1,608,075	1,547,549
Furniture	27,587	27,587
Leasehold Improvements	441,956	295,471
	4,594,477	6,290,888
Less: accumulated depreciation	(2,190,075)	(2,934,293)
Total Property and equipment, net	$2,404,402	$3,356,595

Depreciation expense for the years ended December 31, 2022 and 2021 was $424,359 and $827,568 respectively.